UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2021

Date of reporting period: August 31, 2020

Item 1.	Reports to Stockholders.

August	31, 2020

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤ Catholic Values Equity Fund

➤ Catholic Values Fixed Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Equity Fund

Sector Weightings †:

† Percentages based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 77.5%

Communication Services — 5.9%
Activision Blizzard Inc	1,536	$128
Alphabet Inc, Cl A *	1,641	2,674
Alphabet Inc, Cl C *	600	981
AT&T Inc	50,159	1,495
Cable One Inc	159	293
Charter Communications Inc, Cl A *	128	79
Cogent Communications Holdings Inc	2,636	177
Comcast Corp, Cl A	14,311	641
Electronic Arts Inc *	1,255	175
Facebook Inc, Cl A *	12,912	3,786
Fox Corp	2,882	80
Interpublic Group of Cos Inc/The	2,450	44
John Wiley & Sons Inc, Cl A	1,163	37
Madison Square Garden Entertainment
Corp *	191	14
Madison Square Garden Sports C *	191	31
Netflix Inc *	857	454
Nexstar Media Group Inc, Cl A	1,154	111
Omnicom Group Inc	9,271	501
Pinterest Inc, Cl A *	4,336	160
Spotify Technology SA *	360	102
Take-Two Interactive Software Inc *	734	126
T-Mobile US Inc *	12,803	1,494
Twitter Inc *	1,626	66
Verizon Communications Inc	31,275	1,854
ViacomCBS Inc, Cl B	2,018	56
Walt Disney Co/The	6,703	884

		16,443

Consumer Discretionary — 10.3%
Aaron’s Inc	4,412	247
Amazon.com Inc *	2,003	6,912
American Eagle Outfitters Inc	22,705	286
AutoZone Inc *	44	53
Best Buy Co Inc	1,155	128
Bloomin’ Brands Inc	38,247	548
Booking Holdings Inc *	27	52

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BorgWarner Inc	537	$22
Brinker International Inc	7,555	340
Capri Holdings *	6,638	105
Carnival Corp	61,729	1,017
Cheesecake Factory Inc/The	7,598	224
Chipotle Mexican Grill, Cl A *	81	106
Columbia Sportswear Co	602	52
Core-Mark Holding Co Inc	6,330	212
Darden Restaurants Inc	6,254	542
Dave & Buster’s Entertainment Inc	41,316	687
Dollar General Corp	9,398	1,897
Dollar Tree Inc *	565	54
Domino’s Pizza Inc	1,268	519
DR Horton Inc	1,823	130
Dunkin’ Brands Group Inc	777	59
eBay Inc	5,427	297
Five Below Inc *	782	86
Ford Motor Co	6,427	44
Gap Inc/The	2,620	46
Garmin Ltd	814	84
General Motors Co	23,895	708
H&R Block	6,724	98
Hanesbrands Inc	1,600	24
Hasbro Inc	526	42
Hilton Worldwide Holdings Inc	1,519	137
Home Depot Inc/The	4,226	1,205
Hyatt Hotels Corp, Cl A	774	44
Kohl’s Corp	839	18
Las Vegas Sands Corp	2,900	147
Lear Corp	411	47
Lowe’s Cos Inc	21,216	3,494
Magna International Inc	6,548	318
Marriott International Inc/MD, Cl A	679	70
McDonald’s Corp	2,783	594
MercadoLibre Inc *	64	75
Modine Manufacturing Co *	56,146	380
Mohawk Industries Inc *	576	53
Monro Inc	1,767	81
NIKE Inc, Cl B	4,539	508
Nordstrom Inc	1,516	24
O’Reilly Automotive Inc *	141	66
Polaris Inc	549	55
PulteGroup Inc	11,163	498
Restaurant Brands International Inc	20,168	1,092
Ross Stores Inc	16,509	1,504
Royal Caribbean Cruises Ltd	2,154	148
Service Corp International/US	1,137	52
Starbucks Corp	5,181	438
Target Corp	585	88
Tesla Inc *	935	466
Tiffany & Co	1,220	149
TJX Cos Inc/The	6,986	383

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tractor Supply Co	1,428	$213
Ulta Beauty Inc *	893	207
Urban Outfitters Inc *	10,226	241
Vail Resorts Inc	213	46
Vasta Platform, Cl A *	6,550	103
VF Corp	1,652	109
Wendy’s Co/The	2,626	55
Wyndham Destinations Inc	1,185	34
Wyndham Hotels & Resorts Inc	874	46
Yum China Holdings Inc	3,981	230
Yum! Brands Inc	560	54

		29,093

Consumer Staples — 7.6%
Altria Group Inc	30,349	1,327
Archer-Daniels-Midland Co	1,290	58
Brown-Forman Corp, Cl B	1,103	81
Bunge Ltd	963	44
Calavo Growers Inc	3,627	230
Campbell Soup Co	2,145	113
Casey’s General Stores Inc	1,750	311
Clorox Co/The	1,042	233
Coca-Cola Co/The	26,013	1,288
Colgate-Palmolive Co	7,124	565
Conagra Brands Inc	39,281	1,507
Constellation Brands Inc, Cl A	832	154
Costco Wholesale Corp	1,758	611
Flowers Foods Inc	2,694	66
General Mills Inc	1,001	64
Grocery Outlet Holding Corp *	1,589	65
Hain Celestial Group Inc/The *	2,713	89
Hershey Co/The	1,957	291
Hormel Foods Corp	1,199	61
Ingredion Inc	5,216	420
JM Smucker Co/The	10,199	1,226
Kellogg Co	3,231	229
Keurig Dr Pepper Inc	1,806	54
Kimberly-Clark Corp	2,896	457
Kraft Heinz Co/The	1,549	54
Kroger Co/The	87,899	3,136
McCormick & Co Inc/MD	941	194
Molson Coors Beverage Co, Cl B	17,679	665
Mondelez International Inc, Cl A	3,900	228
Monster Beverage Corp *	884	74
PepsiCo Inc	6,344	889
Philip Morris International Inc	16,286	1,299
Pilgrim’s Pride Corp *	8,318	133
Sprouts Farmers Market Inc *	6,447	151
Sysco Corp	26,169	1,574
TreeHouse Foods Inc *	5,125	219
Tyson Foods Inc, Cl A	9,464	594
Unilever NV	28,811	1,671
US Foods Holding Corp *	10,879	265

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walgreens Boots Alliance Inc	4,725	$180

		20,870

Energy — 1.3%
Apache Corp	1,840	27
Cabot Oil & Gas Corp	12,411	235
Canadian Natural Resources Ltd	38,652	760
Chevron Corp	17,609	1,478
ConocoPhillips	6,950	263
Core Laboratories NV	21,780	456
Helmerich & Payne Inc	8,167	135
Marathon Oil Corp	17,422	92
Schlumberger Ltd	2,544	48

		3,494

Financials — 10.9%
Affiliated Managers Group Inc	631	43
Aflac Inc	31,869	1,158
AGNC Investment Corp ‡	2,829	40
Allstate Corp/The	1,314	122
Ally Financial Inc	1,718	39
American Equity Investment Life Holding Co	3,276	78
American Express Co	2,157	219
American International Group Inc	1,158	34
American National Group	752	56
Annaly Capital Management Inc ‡	107,744	792
Argo Group International Holdings	2,793	104
Associated Banc-Corp	7,893	106
Assured Guaranty	4,264	91
Bank of America Corp	61,307	1,578
Bank of Hawaii Corp	618	34
Bank of New York Mellon Corp/The	6,146	227
Bank OZK	9,680	223
BankUnited Inc	11,232	263
Berkshire Hathaway Inc, Cl B *	7,653	1,669
BlackRock Inc, Cl A	522	310
BOK Financial	1,905	107
Capital One Financial Corp	657	45
Cboe Global Markets Inc	459	42
Charles Schwab Corp/The	7,782	277
Chubb Ltd	1,561	195
Citigroup Inc	36,340	1,858
Citizens Financial Group Inc	15,919	412
CME Group Inc, Cl A	2,621	461
CNA Financial Corp	1,170	38
CNO Financial Group Inc	3,333	54
Cohen & Steers Inc	2,433	147
Comerica Inc	13,614	538
Commerce Bancshares Inc/MO	1,084	65
Cullen/Frost Bankers Inc	599	42
Discover Financial Services	2,093	111
E*TRADE Financial Corp	1,002	54
East West Bancorp Inc	1,870	69

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equitable Holdings Inc	2,436	$52
Erie Indemnity Co, Cl A	343	73
Essent Group Ltd	5,419	193
Evercore Inc, Cl A	1,057	65
Everest Re Group Ltd	3,639	801
FactSet Research Systems Inc	513	180
Fifth Third Bancorp	1,877	39
First Commonwealth Financial Corp	29,210	240
First Hawaiian Inc	1,924	32
First Horizon National	10,810	103
First Republic Bank/CA	491	55
FNB Corp/PA	33,393	250
Franklin Resources Inc	1,707	36
Great Western Bancorp Inc	19,785	276
Hartford Financial Services Group Inc/The	4,339	176
Home BancShares Inc/AR	4,338	70
Huntington Bancshares Inc/OH	3,797	36
Intercontinental Exchange Inc	9,530	1,012
Invesco Ltd	3,179	32
JPMorgan Chase & Co	19,273	1,931
KeyCorp	3,317	41
KKR & Co Inc, Cl A	2,286	82
Lazard, Cl A (A)	3,672	116
Lincoln National Corp	9,235	333
M&T Bank Corp	568	59
MarketAxess Holdings Inc	557	271
Marsh & McLennan Cos Inc	21,639	2,487
MetLife Inc	4,026	155
MGIC Investment Corp	9,417	86
Moody’s Corp	248	73
Morgan Stanley	14,096	737
Morningstar Inc	695	111
MSCI Inc, Cl A	201	75
Nasdaq Inc	587	79
New York Community Bancorp	10,811	98
Northern Trust Corp	2,012	165
OFG Bancorp	2,668	34
PacWest Bancorp	5,717	109
People’s United Financial Inc	4,672	49
Pinnacle Financial Partners	2,549	102
PNC Financial Services Group Inc/The	2,121	236
Popular Inc	1,000	37
Principal Financial Group Inc	1,152	49
Progressive Corp/The	10,114	961
Prosperity Bancshares Inc	1,900	104
Prudential Financial Inc	5,745	389
Raymond James Financial Inc	907	69
Regions Financial Corp	5,506	64
S&P Global Inc	3,726	1,365
Santander Consumer USA Holdings Inc	2,144	37
SLM Corp	33,402	255
State Street Corp	25,760	1,754

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SVB Financial Group *	349	$89
Synchrony Financial	2,528	63
Synovus Financial	5,299	116
T Rowe Price Group Inc	1,349	188
TD Ameritrade Holding Corp	1,020	39
Travelers Cos Inc/The	433	50
Truist Financial Corp	2,659	103
Two Harbors Investment Corp ‡	122,356	667
Umpqua Holdings Corp	25,167	284
US Bancorp	22,060	803
Voya Financial Inc	1,992	103
Webster Financial	3,840	106
Western Alliance Bancorp	2,780	98
Zions Bancorp NA	1,209	39

		30,683

Health Care — 12.1%
10X Genomics, Cl A *	1,546	177
Abbott Laboratories	19,014	2,081
ABIOMED Inc *	297	91
Acadia Healthcare Co Inc *	1,743	54
Acceleron Pharma Inc *	1,022	100
Adaptive Biotechnologies Corp *	3,005	125
Agios Pharmaceuticals Inc *	3,322	136
Alcon Inc	10,193	584
Alexion Pharmaceuticals Inc *	9,581	1,094
Align Technology Inc *	178	53
Alnylam Pharmaceuticals Inc *	1,813	241
Amedisys Inc *	487	118
AmerisourceBergen Corp, Cl A	16,184	1,570
AMN Healthcare Services Inc *	5,245	282
Anthem Inc	969	273
Avantor Inc *	17,677	399
Baxter International Inc	6,518	568
BioMarin Pharmaceutical Inc *	6,696	523
Boston Scientific Corp *	31,408	1,288
Bruker Corp	13,086	550
Cardinal Health Inc	3,870	196
Centene Corp *	812	50
Cerner Corp	7,161	525
Change Healthcare Inc *	2,000	28
Chemed Corp	502	260
Cigna Corp	3,479	617
CVS Health Corp	52,922	3,287
DaVita Inc *	1,288	112
DENTSPLY SIRONA Inc	1,719	77
DexCom Inc *	967	411
Edwards Lifesciences Corp *	8,021	689
Elanco Animal Health Inc *	18,685	543
Encompass Health Corp	2,370	155
Ensign Group Inc/The	6,264	367
Envista Holdings Corp *	2,745	66
Exact Sciences Corp *	2,022	152

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelixis Inc *	13,403	$298
Global Blood Therapeutics *	1,525	96
Globus Medical, Cl A *	2,212	125
Guardant Health Inc *	1,977	189
Haemonetics Corp *	1,141	102
Henry Schein Inc *	2,467	164
Hill-Rom Holdings Inc	495	46
Hologic Inc *	1,306	78
Humana Inc	817	339
ICU Medical Inc *	171	34
IDEXX Laboratories Inc *	489	191
Incyte Corp *	5,877	566
Integra LifeSciences Holdings Corp *	1,163	56
Intuitive Surgical Inc *	693	506
Ionis Pharmaceuticals Inc *	3,796	207
Iovance Biotherapeutics *	3,640	121
IQVIA Holdings Inc *	3,426	561
Laboratory Corp of America Holdings *	513	90
Luminex Corp	14,892	397
Masimo Corp *	645	145
McKesson Corp	370	57
Mettler-Toledo International Inc *	593	576
Nektar Therapeutics, Cl A *	9,879	191
Neurocrine Biosciences Inc *	2,482	289
Penumbra Inc *	330	69
PPD Inc *	6,168	212
PRA Health Sciences Inc *	5,186	554
Premier Inc, Cl A	3,763	123
Quest Diagnostics Inc	2,735	304
Reata Pharmaceuticals Inc, Cl A *	641	67
Repligen Corp *	1,851	287
ResMed Inc	4,897	885
Sage Therapeutics Inc *	1,667	87
Sarepta Therapeutics Inc *	1,711	251
Seattle Genetics Inc *	1,452	230
Stryker Corp	2,405	477
Teladoc Health Inc *	517	112
Teleflex Inc	1,029	404
United Therapeutics Corp *	3,075	329
Varian Medical Systems Inc *	2,013	350
Veeva Systems Inc, Cl A *	1,171	331
Vertex Pharmaceuticals Inc *	3,895	1,087
Waters Corp *	2,568	555
West Pharmaceutical Services Inc	999	284
Zimmer Biomet Holdings Inc	5,327	750
Zoetis Inc, Cl A	4,242	679

		31,693

Industrials — 4.8%
3M Co	8,358	1,362
ADT Inc	6,874	73
AECOM *	2,764	109
AGCO Corp	675	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Lease Corp, Cl A	3,841	$119
Alaska Air Group Inc	775	30
Allison Transmission Holdings Inc	400	14
AMERCO	140	50
American Airlines Group Inc	2,304	30
AMETEK Inc	605	61
AO Smith Corp	943	46
Armstrong World Industries Inc	200	15
Atlas Air Worldwide Holdings Inc *	1,739	98
Caterpillar Inc	357	51
Chart Industries Inc *	5,094	335
Cintas Corp	1,307	436
Clean Harbors Inc *	646	39
Colfax Corp *	1,869	62
CoStar Group Inc *	303	257
CSX Corp	1,508	115
Cummins Inc	1,667	346
Deere & Co	1,422	299
Delta Air Lines Inc	3,480	107
Donaldson Co Inc	397	20
Dover Corp	1,366	150
Emerson Electric Co	1,607	112
Equifax Inc	375	63
Expeditors International of Washington Inc	896	79
Exponent Inc	1,780	143
Fastenal Co	1,480	72
FedEx Corp	1,376	303
Flowserve Corp	1,306	39
Fortive Corp	627	45
Graco Inc	401	23
GrafTech International Ltd	3,996	27
HD Supply Holdings Inc *	1,156	46
HEICO Corp	674	74
Hexcel Corp	889	35
Hubbell Inc, Cl B	100	15
IAA Inc *	500	26
IHS Markit Ltd	1,072	86
Illinois Tool Works Inc	3,283	649
Ingersoll Rand Inc *	2,918	102
JB Hunt Transport Services Inc	477	67
JetBlue Airways Corp *	7,323	84
Johnson Controls International plc	8,766	357
Kansas City Southern	423	77
Kirby *	1,896	80
Knight-Swift Transportation Holdings Inc, Cl A	1,702	77
Landstar System Inc	477	64
Lennox International Inc	194	54
Macquarie Infrastructure Corp	1,159	33
ManpowerGroup Inc	944	69
Masco Corp	1,719	100
MSC Industrial Direct Co Inc, Cl A	2,440	161

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordson Corp	843	$157
Norfolk Southern Corp	420	89
Oshkosh Corp	837	64
Owens Corning	790	53
PACCAR Inc	771	66
Parker-Hannifin Corp	356	73
Regal Beloit Corp	733	72
Republic Services Inc, Cl A	700	65
Robert Half International Inc	846	45
Rockwell Automation Inc	1,053	243
Rollins Inc	1,349	74
Roper Technologies Inc	173	74
Ryder System Inc	4,233	173
Schneider National Inc, Cl B	2,470	67
Snap-on Inc	657	97
Southwest Airlines Co	1,122	42
Spirit AeroSystems Holdings Inc, Cl A	1,276	26
Stanley Black & Decker Inc	4,972	802
Tetra Tech Inc	1,268	117
Timken Co/The	1,209	66
Toro Co/The	721	54
TransDigm Group Inc	658	329
Trinity Industries Inc	2,541	52
Uber Technologies Inc *	12,119	408
United Airlines Holdings Inc *	3,151	113
United Parcel Service Inc, Cl B	2,273	372
Univar Solutions Inc *	2,330	42
Valmont Industries Inc	383	49
Verisk Analytics Inc, Cl A	474	89
Waste Management Inc	3,911	446
Watsco Inc	331	81
WESCO International Inc *	8,867	415
Westinghouse Air Brake Technologies Corp	720	48
Woodward Inc	485	42
WW Grainger Inc	5,076	1,855
Xylem Inc/NY	5,273	423

		14,717

Information Technology — 18.6%
Adobe Inc *	5,105	2,621
Advanced Micro Devices Inc *	3,646	331
Akamai Technologies Inc *	623	73
Alliance Data Systems Corp	3,748	169
Amdocs Ltd	2,854	175
Analog Devices Inc	1,648	193
ANSYS Inc *	247	84
Apple Inc	62,064	8,009
Applied Materials Inc	12,108	746
Arista Networks Inc *	2,369	529
Arrow Electronics *	1,535	121
AudioCodes	3,037	95
Autodesk Inc *	816	201
Automatic Data Processing Inc	7,937	1,104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avalara Inc *	580	$77
Avnet Inc	5,957	164
Badger Meter Inc	1,861	115
Broadcom Inc	1,407	488
Broadridge Financial Solutions Inc	1,016	140
Cabot Microelectronics Corp	872	133
Cadence Design Systems Inc *	832	92
Check Point Software Technologies Ltd *	10,950	1,383
Cisco Systems Inc	20,539	867
Citrix Systems Inc	412	60
Cognex Corp	4,048	280
Cognizant Technology Solutions Corp, Cl A	2,694	180
Coherent *	769	87
CommScope Holding Co Inc *	14,936	154
Cree Inc *	500	32
Crowdstrike Holdings Inc, Cl A *	1,132	142
Dell Technologies Inc, Cl C *	1,116	74
DXC Technology Co	9,464	189
EchoStar, Cl A *	3,309	97
EPAM Systems Inc *	306	100
Everbridge Inc *	737	110
F5 Networks Inc *	506	67
Fidelity National Information Services Inc	10,785	1,627
First Solar Inc *	343	26
Fiserv Inc *	4,792	477
Global Payments Inc	5,321	940
GoDaddy Inc, Cl A *	834	70
Hewlett Packard Enterprise Co	12,502	121
HP Inc	17,562	343
II-VI Inc *	971	43
Intuit Inc	1,427	493
IPG Photonics Corp *	2,173	351
J2 Global *	5,348	374
Jabil Inc	1,463	50
Jack Henry & Associates Inc	1,112	184
Juniper Networks Inc	2,222	56
Keysight Technologies Inc *	1,697	167
KLA Corp	445	91
Lam Research Corp	155	52
Littelfuse Inc	331	60
LogMeIn Inc	3,973	342
ManTech International Corp/VA, Cl A	2,005	150
Marvell Technology Group Ltd	19,007	737
Mastercard Inc, Cl A	3,434	1,230
Maxim Integrated Products Inc	912	62
MAXIMUS	1,373	107
Microchip Technology Inc	11,543	1,266
Micron Technology Inc *	11,153	508
Microsoft Corp	34,046	7,678
Motorola Solutions Inc	302	47
National Instruments Corp	400	14
NCR Corp *	21,717	444

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp Inc	980	$46
NortonLifeLock Inc	1,997	47
NVIDIA Corp	3,116	1,667
NXP Semiconductors NV	8,065	1,014
ON Semiconductor Corp *	2,294	49
Palo Alto Networks *	420	108
Paychex	1,390	106
PayPal Holdings Inc *	10,264	2,095
Power Integrations Inc	1,574	88
QUALCOMM Inc	4,514	538
RingCentral, Cl A *	378	110
Sabre	14,303	100
salesforce.com Inc *	10,624	2,897
ServiceNow Inc *	190	92
Skyworks Solutions Inc	606	88
Super Micro Computer Inc *	21,258	582
SYNNEX Corp	404	51
Teradata Corp *	1,351	33
Texas Instruments Inc	6,093	866
Universal Display Corp	975	171
VeriSign Inc *	270	58
Visa Inc, Cl A	15,833	3,356
VMware Inc, Cl A *	382	55
Western Digital	2,446	94
Workday Inc, Cl A *	251	60
Xerox Holdings Corp	18,971	358
Xilinx Inc	598	62

		52,383

Materials — 2.9%
Air Products and Chemicals Inc	2,611	763
Alcoa Corp *	20,251	296
AptarGroup Inc	1,090	129
Ardagh Group, Cl A	8,123	124
Avery Dennison Corp	400	46
Axalta Coating Systems Ltd *	700	17
B2Gold Corp	40,044	270
Ball Corp	5,045	405
Berry Global Group Inc *	1,067	55
Cabot Corp	1,164	43
Century Aluminum Co *	9,125	90
Commercial Metals Co	12,049	251
Corteva Inc	19,721	563
Crown Holdings Inc *	11,818	908
Domtar Corp	1,435	41
Dow Inc	975	44
DuPont de Nemours Inc	10,129	565
Eastman Chemical Co	7,186	525
Ecolab Inc	466	92
FMC Corp	524	56
Freeport-McMoRan Inc	23,061	360
Gold Resource Corp	13,623	54
Huntsman Corp	17,918	387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Flavors & Fragrances Inc	737	$91
International Paper Co	1,238	45
LyondellBasell Industries NV, Cl A	607	40
Mosaic Co/The	4,600	84
NewMarket Corp	145	54
Newmont Corp	14,973	1,007
Nucor Corp	870	40
Packaging Corp of America	655	66
PPG Industries Inc	510	61
Quaker Chemical Corp	904	172
Reliance Steel & Aluminum Co	701	74
Royal Gold Inc	466	64
Sherwin-Williams Co/The	1,291	866
Sonoco Products Co	903	48
Steel Dynamics Inc	1,777	52
Valvoline Inc	2,446	50
Vulcan Materials Co	363	44
Westrock Co	1,448	44

		8,986

Real Estate — 0.9%
Alexandria Real Estate Equities Inc ‡	885	149
American Campus Communities Inc ‡	1,095	37
American Tower Corp ‡	1,117	278
Americold Realty Trust ‡	2,617	100
AvalonBay Communities Inc ‡	909	144
Boston Properties ‡	1,146	100
Brandywine Realty Trust ‡	3,873	43
CBRE Group Inc, Cl A *‡	2,946	139
Corporate Office Properties Trust ‡	4,055	100
Crown Castle International Corp ‡	2,594	423
CubeSmart ‡	1,472	47
Digital Realty Trust Inc ‡	437	68
Empire State Realty Trust, Cl A ‡	15,337	97
Equinix Inc ‡	145	115
Equity Commonwealth ‡	3,273	103
Equity Residential ‡	780	44
Essex Property Trust Inc ‡	187	41
Extra Space Storage Inc ‡	438	47
Federal Realty Investment Trust ‡	402	32
Healthpeak Properties Inc ‡	3,935	109
Host Hotels & Resorts Inc ‡	9,310	105
Howard Hughes Corp/The *‡	411	24
Iron Mountain Inc ‡	1,533	46
Jones Lang LaSalle Inc ‡	410	42
Kennedy-Wilson Holdings Inc ‡	2,346	34
Kilroy Realty Corp ‡	811	47
Kimco Realty Corp ‡	2,506	30
National Retail Properties Inc ‡	993	35
Prologis Inc ‡	2,414	246
Public Storage ‡	298	63
Realty Income Corp ‡	747	46
Regency Centers Corp ‡	826	33

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simon Property Group Inc ‡	566	$38
SL Green Realty Corp ‡	586	27
STORE Capital Corp ‡	1,477	40
Taubman Centers ‡	2,725	104
Ventas Inc ‡	1,890	78
VEREIT Inc ‡	6,295	42
Vornado Realty Trust ‡	765	27
Welltower Inc ‡	1,829	105

		3,428

Utilities — 2.2%
AES Corp/The	4,013	71
Algonquin Power & Utilities Corp	31,727	439
Ameren Corp	786	62
American Electric Power Co Inc	1,847	146
American States Water Co	2,520	192
American Water Works Co Inc	2,974	420
Atmos Energy Corp	622	62
Avangrid Inc	2,174	104
CenterPoint Energy Inc	3,224	65
CMS Energy Corp	5,948	360
Consolidated Edison Inc	1,424	102
Dominion Energy Inc	2,951	232
DTE Energy Co	416	49
Duke Energy Corp	2,448	197
Edison International	839	44
Entergy Corp	595	59
Essential Utilities Inc	1,211	51
Evergy Inc	833	44
Eversource Energy	4,704	403
Exelon Corp	15,856	585
FirstEnergy Corp	7,277	208
Hawaiian Electric Industries Inc	1,457	50
MDU Resources Group Inc	2,166	51
NextEra Energy Inc	2,187	611
NiSource Inc	1,898	42
NRG Energy	3,167	109
Pinnacle West Capital Corp	566	42
PPL Corp	19,583	541
Public Service Enterprise Group Inc	1,789	93
Sempra Energy	466	58
Southern Co/The	4,478	234
UGI Corp	2,627	91
Vistra Energy Corp	2,937	57
WEC Energy Group Inc	737	69
Xcel Energy Inc	6,735	468

		6,411

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Total Common Stock (Cost $156,707) ($ Thousands)		$218,201

FOREIGN COMMON STOCK — 20.6%

Australia — 0.0%
South32 Ltd ADR	5,251	40

Austria — 0.7%
Erste Group Bank AG *	39,027	951
voestalpine AG	41,240	1,027

		1,978

Brazil — 0.9%
Ambev SA	493,800	1,116
Banco Bradesco SA ADR	284,235	1,072
Petroleo Brasileiro ADR	33,091	270

		2,458

Canada — 0.3%
Magna International Inc	17,257	841

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	5,090	160

China — 2.7%
Alibaba Group Holding Ltd ADR *	9,258	2,658
Anhui Conch Cement Co Ltd, Cl H	176,500	1,280
Baidu Inc ADR *	2,280	284
BYD Co Ltd, Cl H	102,000	1,013
China Life Insurance Co Ltd, Cl H	544,000	1,325
China Oilfield Services, Cl H	636,000	500
Sinopharm Group Co Ltd, Cl H	206,000	507

		7,567

Columbia — 0.4%
Bancolombia SA ADR	21,447	602
Ecopetrol ADR	47,136	537

		1,139

France — 1.0%
Capgemini SE	11,152	1,547
Sodexo SA	16,398	1,176

		2,723

Germany — 1.1%
BASF SE	12,796	781
Continental AG	9,178	1,001
Vonovia SE ‡	18,319	1,315

		3,097

India — 0.5%
HDFC Bank Ltd ADR *	14,082	698
ICICI Bank Ltd ADR	56,103	603

		1,301

Italy — 0.5%
Prysmian SpA	52,470	1,471

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Japan — 1.2%
Denso Corp	30,500	$1,282
Hitachi Ltd	41,000	1,365
Toray Industries Inc	142,600	677

		3,324

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Cl O *	264,700	909

Netherlands — 0.7%
ASML Holding NV	2,854	1,073
Heineken NV	8,736	810

		1,883

Norway — 1.4%
DNB ASA *	107,788	1,741
Equinor ASA ADR	61,866	993
Norsk Hydro ASA	355,257	1,142

		3,876

Singapore — 0.4%
DBS Group Holdings Ltd	81,100	1,245

South Korea — 0.5%
Samsung Electronics Co Ltd	30,063	1,367

Spain — 0.7%
Amadeus IT Group SA, Cl A	23,220	1,303
Banco Santander SA ADR	312,287	696

		1,999

Switzerland — 0.4%
Credit Suisse Group AG ADR	110,571	1,213

Taiwan — 1.2%
ASE Technology Holding Co Ltd	337,700	704
Hon Hai Precision Industry Co Ltd	284,960	747
Taiwan Semiconductor Manufacturing Co Ltd	135,000	1,962

		3,413

United Kingdom — 5.7%
Accenture PLC, Cl A	3,770	905
Alkermes PLC *	12,576	208
Allegion PLC	536	55
Aon PLC, Cl A	352	70
Aptiv PLC	636	55
Atlassian Corp PLC, Cl A *	391	75
Barclays PLC	680,345	1,020
BP PLC ADR	12,177	255
Diageo PLC	43,013	1,445
Eaton Corp PLC	6,822	696
Gates Industrial Corp PLC *	5,238	59
GVC Holdings PLC	94,173	1,014
GW Pharmaceuticals PLC ADR *	4,581	476
Horizon Therapeutics PLC *	5,550	417
ICON PLC *	8,978	1,673
Jazz Pharmaceuticals PLC *	8,700	1,169

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Linde PLC	2,709	$677
Medtronic PLC	12,756	1,371
Nielsen Holdings PLC	2,443	37
nVent Electric PLC	2,436	47
Pentair PLC	1,364	62
RELX PLC	54,477	1,229
Rio Tinto PLC ADR	24,101	1,476
Royal Dutch Shell PLC, Cl A	50,885	759
Sensata Technologies Holding PLC *	1,149	48
STERIS PLC	2,039	325
Trane Technologies PLC	3,308	392
Willis Towers Watson PLC	290	60

		16,075

Total Foreign Common Stock (Cost $51,703) ($ Thousands)		58,079

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2,961,638	2,962

Total Cash Equivalent (Cost $2,962) ($ Thousands)		2,962

Total Investments in Securities — 99.2% (Cost $211,372) ($ Thousands)		$279,242

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	5	Sep-2020	$384	$390	$6
S&P 500 Index E-MINI	16	Sep-2020	2,437	2,799	362

			$2,821	$3,189	$368

Percentages are based on Net Assets of $281,406 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security (see Note 2).
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $116 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

ADR — American Depositary Receipt

Cl — Class

LTD — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

As of August 31, 2020, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there were no transfers in or out of Level 3 securities.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value at 2/29/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,620	$13,849	$(14,507)	$—	$—	$2,962	2,961,638	$3	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund

Sector Weightings †:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.2%

Communication Services — 3.8%
Alphabet
2.050%, 08/15/2050	$30	$29
1.100%, 08/15/2030	20	20
0.800%, 08/15/2027	20	20
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	80	94
4.350%, 06/15/2045	20	23
4.125%, 02/17/2026	250	289
3.500%, 06/01/2041	151	160
3.100%, 02/01/2043	40	40
2.300%, 06/01/2027	60	64
2.250%, 02/01/2032	10	10
1.650%, 02/01/2028	50	51
1.498%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	462	472
CCO Holdings
4.500%, 05/01/2032 (A)	80	85
Charter Communications Operating
6.484%, 10/23/2045	20	27
6.384%, 10/23/2035	580	803
5.750%, 04/01/2048	120	151
5.375%, 04/01/2038	20	24
4.908%, 07/23/2025	30	35
4.800%, 03/01/2050	30	34
Comcast
6.400%, 05/15/2038	170	256
4.700%, 10/15/2048	20	27
4.250%, 10/15/2030	60	74
4.150%, 10/15/2028	210	255
4.000%, 03/01/2048	10	12
3.950%, 10/15/2025	70	81
3.750%, 04/01/2040	10	12
3.450%, 02/01/2050	80	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 04/01/2030	$20	$23
3.400%, 07/15/2046	10	11
3.375%, 08/15/2025	140	157
3.300%, 04/01/2027	190	216
3.150%, 03/01/2026	20	22
2.350%, 01/15/2027	260	280
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	325
Fox
5.476%, 01/25/2039	70	93
Sprint Capital
8.750%, 03/15/2032	10	15
Sprint Spectrum
4.738%, 03/20/2025 (A)	230	249
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	182
T-Mobile USA
3.875%, 04/15/2030 (A)	80	92
3.750%, 04/15/2027 (A)	10	11
3.500%, 04/15/2025 (A)	150	166
Verizon Communications
5.500%, 03/16/2047	6	9
5.250%, 03/16/2037	20	27
4.862%, 08/21/2046	30	40
4.522%, 09/15/2048	311	409
4.500%, 08/10/2033	170	216
4.329%, 09/21/2028	370	448
4.125%, 08/15/2046	30	37
4.000%, 03/22/2050	30	38
3.500%, 11/01/2024	20	22
3.376%, 02/15/2025	39	44
3.150%, 03/22/2030	30	34
3.000%, 03/22/2027	10	11
2.625%, 08/15/2026	10	11
Vodafone Group
4.375%, 05/30/2028	60	72

		6,499

Consumer Discretionary — 3.1%
Amazon.com
4.950%, 12/05/2044	157	225
4.250%, 08/22/2057	10	14
4.050%, 08/22/2047	30	39
3.875%, 08/22/2037	20	25
3.150%, 08/22/2027	50	57
2.500%, 06/03/2050	50	51
1.500%, 06/03/2030	50	51
1.200%, 06/03/2027	60	61
0.800%, 06/03/2025	40	41
American Honda Finance MTN
2.050%, 01/10/2023	263	273
0.875%, 07/07/2023	137	138

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BMW US Capital
1.850%, 09/15/2021 (A)	$10	$10
Cox Communications
3.350%, 09/15/2026 (A)	231	257
3.250%, 12/15/2022 (A)	385	407
Dollar General
3.250%, 04/15/2023	10	11
Ford Motor
9.000%, 04/22/2025	10	12
8.500%, 04/21/2023	30	33
4.750%, 01/15/2043	20	19
General Motors
6.250%, 10/02/2043	50	58
6.125%, 10/01/2025	20	24
5.400%, 10/02/2023	20	22
5.150%, 04/01/2038	20	21
General Motors Financial
5.100%, 01/17/2024	200	220
4.150%, 06/19/2023	353	376
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	20
Hanesbrands
5.375%, 05/15/2025 (A)	20	21
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	20	21
5.375%, 05/01/2025 (A)	30	31
Home Depot
3.350%, 04/15/2050	90	103
3.300%, 04/15/2040	198	226
2.700%, 04/15/2030	20	22
2.500%, 04/15/2027	30	33
Las Vegas Sands
3.200%, 08/08/2024	10	10
Lennar
5.000%, 06/15/2027	10	11
4.750%, 11/29/2027	20	23
4.500%, 04/30/2024	20	22
Levi Strauss
5.000%, 05/01/2025	20	20
Lowe’s
5.125%, 04/15/2050	146	202
5.000%, 04/15/2040	63	83
4.500%, 04/15/2030	20	25
McDonald’s MTN
4.200%, 04/01/2050	80	98
3.800%, 04/01/2028	10	12
3.700%, 01/30/2026	20	23
3.600%, 07/01/2030	20	23
3.500%, 03/01/2027	100	113
3.500%, 07/01/2027	204	233
3.300%, 07/01/2025	10	11
1.450%, 09/01/2025	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MDC Holdings
6.000%, 01/15/2043	$10	$12
NIKE
3.375%, 03/27/2050	110	127
3.250%, 03/27/2040	156	176
2.850%, 03/27/2030	30	34
2.750%, 03/27/2027	194	215
2.400%, 03/27/2025	30	32
Starbucks
1.300%, 05/07/2022	246	250
Target
2.650%, 09/15/2030	50	56
2.250%, 04/15/2025	40	43
Time Warner Cable
7.300%, 07/01/2038	90	129
Time Warner Entertainment
8.375%, 07/15/2033	120	187
TJX
3.750%, 04/15/2027	10	12
3.500%, 04/15/2025	20	22
Toll Brothers Finance
4.375%, 04/15/2023	20	21
VOC Escrow
5.000%, 02/15/2028 (A)	30	25

		5,192

Consumer Staples — 2.8%
Altria Group
6.200%, 02/14/2059	10	14
5.950%, 02/14/2049	20	27
5.800%, 02/14/2039	130	166
4.800%, 02/14/2029	180	215
4.750%, 05/05/2021	50	51
4.400%, 02/14/2026	70	81
3.875%, 09/16/2046	20	21
3.800%, 02/14/2024	10	11
3.490%, 02/14/2022	20	21
2.850%, 08/09/2022	20	21
2.350%, 05/06/2025	10	11
Anheuser-Busch
4.900%, 02/01/2046	378	467
3.650%, 02/01/2026	60	68
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	27
4.500%, 06/01/2050	90	109
4.350%, 06/01/2040	50	58
4.150%, 01/23/2025	20	23
4.000%, 04/13/2028	20	23
3.500%, 01/12/2024	100	109
3.500%, 06/01/2030	20	23
BAT Capital
4.540%, 08/15/2047	110	120

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.557%, 08/15/2027	$140	$153
Cargill
1.375%, 07/23/2023 (A)	30	31
Coca-Cola
4.200%, 03/25/2050	254	336
4.125%, 03/25/2040	10	13
3.375%, 03/25/2027	20	23
2.950%, 03/25/2025	10	11
2.600%, 06/01/2050	20	20
1.450%, 06/01/2027	40	41
Constellation Brands
4.750%, 11/15/2024	80	93
Costco Wholesale
1.600%, 04/20/2030	40	41
1.375%, 06/20/2027	70	72
CVS Health
5.125%, 07/20/2045	60	78
3.875%, 07/20/2025	18	20
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	383	478
6.036%, 12/10/2028	205	232
Danone
2.077%, 11/02/2021 (A)	200	203
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.500%, 06/01/2050 (A)	20	24
5.200%, 07/15/2045	10	11
4.875%, 10/01/2049 (A)	20	22
4.375%, 06/01/2046	10	10
4.250%, 03/01/2031 (A)	10	11
3.950%, 07/15/2025	51	55
Kroger
4.000%, 02/01/2024	258	284
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	10	11
Mars
3.200%, 04/01/2030 (A)	10	11
2.700%, 04/01/2025 (A)	30	33
Mondelez International
2.125%, 04/13/2023	10	10
1.500%, 05/04/2025	70	73
PepsiCo
4.600%, 07/17/2045	40	55
3.875%, 03/19/2060	20	26
3.625%, 03/19/2050	138	168
2.875%, 10/15/2049	20	21
2.250%, 03/19/2025	10	11
1.625%, 05/01/2030	40	41
0.750%, 05/01/2023	40	41
Philip Morris International
2.900%, 11/15/2021	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 08/22/2022	$50	$52
2.500%, 11/02/2022	50	52
2.100%, 05/01/2030	20	21
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	25
Walgreens Boots Alliance
3.450%, 06/01/2026	30	33
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	30	30

		4,682

Energy — 5.5%
Apache
4.750%, 04/15/2043	10	9
4.375%, 10/15/2028	140	139
4.250%, 01/15/2044	150	134
Blue Racer Midstream
6.125%, 11/15/2022 (A)	10	10
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	112
BP Capital Markets America
3.633%, 04/06/2030	20	23
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	200	216
3.000%, 02/24/2050	80	79
2.937%, 04/06/2023	152	161
Cameron LNG
3.302%, 01/15/2035 (A)	40	45
2.902%, 07/15/2031 (A)	60	66
Chevron
3.078%, 05/11/2050	10	11
2.954%, 05/16/2026	30	33
1.554%, 05/11/2025	50	52
Cimarex Energy
4.375%, 03/15/2029	160	171
3.900%, 05/15/2027	80	82
Concho Resources
4.300%, 08/15/2028	130	147
3.750%, 10/01/2027	20	22
Continental Resources
4.500%, 04/15/2023	30	30
4.375%, 01/15/2028	40	38
3.800%, 06/01/2024	10	10
DCP Midstream Operating
6.450%, 11/03/2036 (A)	10	10
Devon Energy
5.850%, 12/15/2025	30	34
5.600%, 07/15/2041	50	53
5.000%, 06/15/2045	120	120

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamondback Energy
5.375%, 05/31/2025	$20	$21
3.500%, 12/01/2029	10	10
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	100	114
Energy Transfer Operating
6.250%, 04/15/2049	10	11
5.250%, 04/15/2029	30	33
4.950%, 06/15/2028	20	21
3.750%, 05/15/2030	110	109
2.900%, 05/15/2025	10	10
Enterprise Products Operating
4.150%, 10/16/2028	340	400
4.050%, 02/15/2022	123	129
EOG Resources
4.950%, 04/15/2050	20	26
4.150%, 01/15/2026	20	23
3.900%, 04/01/2035	40	47
Equities
3.000%, 10/01/2022	50	49
Exxon Mobil
4.327%, 03/19/2050	30	38
4.114%, 03/01/2046	70	85
3.482%, 03/19/2030	40	47
3.043%, 03/01/2026	40	45
2.992%, 03/19/2025	335	369
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	44
3.800%, 11/15/2025	4	4
Kinder Morgan
5.300%, 12/01/2034	20	24
5.200%, 03/01/2048	10	12
4.300%, 06/01/2025	30	34
4.300%, 03/01/2028	110	128
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	45
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	32
MPLX
5.500%, 02/15/2049	30	36
4.875%, 06/01/2025	110	126
4.800%, 02/15/2029	60	70
4.700%, 04/15/2048	60	65
4.500%, 04/15/2038	10	11
Noble Energy
5.250%, 11/15/2043	10	13
4.950%, 08/15/2047	10	13
3.850%, 01/15/2028	60	68
Occidental Petroleum
7.875%, 09/15/2031	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 05/01/2031	$60	$64
6.950%, 07/01/2024	10	10
6.200%, 03/15/2040	75	71
5.550%, 03/15/2026	30	30
4.625%, 06/15/2045	20	16
4.400%, 04/15/2046	10	8
4.400%, 08/15/2049	70	54
4.397%, 10/10/2036 (B)	1,450	631
4.100%, 02/15/2047	70	52
3.500%, 08/15/2029	20	17
3.400%, 04/15/2026	20	18
3.200%, 08/15/2026	30	26
3.125%, 02/15/2022	29	29
3.000%, 02/15/2027	20	17
2.900%, 08/15/2024	60	55
2.700%, 08/15/2022	30	29
Pertamina Persero
6.000%, 05/03/2042 (A)	200	248
Petrobras Global Finance BV
7.375%, 01/17/2027	210	249
6.850%, 06/05/2115	50	55
5.750%, 02/01/2029	50	55
5.299%, 01/27/2025	255	278
Petroleos Mexicanos
6.625%, 06/15/2035	100	88
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	20
Phillips 66 Partners
3.605%, 02/15/2025	300	323
3.550%, 10/01/2026	232	252
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	10	10
4.875%, 05/15/2025	30	28
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	33
3.900%, 05/17/2028 (A)	471	515
Shell International Finance BV
4.375%, 05/11/2045	50	62
4.000%, 05/10/2046	50	60
3.250%, 04/06/2050	80	86
2.875%, 05/10/2026	80	89
2.750%, 04/06/2030	20	22
2.375%, 04/06/2025	225	242
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	222
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	394
Targa Resources Partners
5.500%, 03/01/2030 (A)	20	21
4.875%, 02/01/2031 (A)	20	20

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
2.900%, 03/01/2030 (A)	$30	$31
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	30	39
Western Midstream Operating
6.250%, 02/01/2050	20	20
5.050%, 02/01/2030	100	102
4.500%, 03/01/2028	10	10
4.100%, 02/01/2025	30	30
2.116%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	10	10
Williams
7.875%, 09/01/2021	30	32
7.750%, 06/15/2031	140	186
7.500%, 01/15/2031	10	13
3.700%, 01/15/2023	20	21
WPX Energy
8.250%, 08/01/2023	30	34

		9,223

Financials — 14.2%
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	1	1
American Express
3.400%, 02/27/2023	412	441
2.650%, 12/02/2022	140	147
American International Group
3.750%, 07/10/2025	40	45
2.500%, 06/30/2025	464	496
Banco Santander
4.379%, 04/12/2028	200	229
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	47
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	441
Bank of America MTN
5.000%, 01/21/2044	20	28
4.450%, 03/03/2026	10	12
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	328	424
4.250%, 10/22/2026	10	12
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	140	175
4.000%, 01/22/2025	300	336
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	173
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	181
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 04/19/2026	$224	$254
Bank of Montreal MTN
1.850%, 05/01/2025	70	74
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	21
Bank of Nova Scotia
1.625%, 05/01/2023	294	303
1.300%, 06/11/2025	40	41
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	232
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	238
Barclays Bank
1.700%, 05/12/2022	244	248
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	118	168
5.000%, 06/15/2044 (A)	200	257
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	200	223
4.400%, 08/14/2028 (A)	200	236
Brighthouse Financial
4.700%, 06/22/2047	10	10
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	40
Capital One Financial
3.900%, 01/29/2024	400	437
Chubb INA Holdings
2.300%, 11/03/2020	10	10
Citigroup
8.125%, 07/15/2039	110	194
4.650%, 07/23/2048	80	108
4.450%, 09/29/2027	260	302
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	233	284
4.125%, 07/25/2028	90	103
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	160	186
3.700%, 01/12/2026	170	192
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	148	165
3.400%, 05/01/2026	510	572
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	30	33
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	10	11

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	$40	$41
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	285
3.875%, 09/26/2023 (A)	392	431
3.125%, 04/26/2021	250	255
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+ 6.185% (A)(C)	260	308
Credit Agricole MTN
1.907%, VAR SOFRINDX+1.676%, 06/16/2026 (A)	250	258
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	250	292
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	250	293
Danske Bank
5.000%, 01/12/2022 (A)	200	211
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	390	435
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	10	10
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	467
4.250%, 03/14/2024	200	219
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	225
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	200	227
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	206
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	216
JPMorgan Chase
4.950%, 06/01/2045	100	138
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	298	367
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	590	697
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	221
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	400	452
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	$40	$43
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	60	63
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	100	102
KKR Group Finance II
5.500%, 02/01/2043 (A)	208	266
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	267
KKR Group Finance VIII
3.500%, 08/25/2050 (A)	137	140
Liberty Mutual Group
4.569%, 02/01/2029 (A)	349	422
4.250%, 06/15/2023 (A)	90	99
Lincoln National
3.400%, 01/15/2031	209	233
Lloyds Banking Group
4.375%, 03/22/2028	200	237
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	200	207
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	374	402
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	144	149
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	267	349
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	21
Moody’s
3.250%, 05/20/2050	235	259
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	130
Morgan Stanley MTN
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	30	46
3.875%, 04/29/2024	346	385
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	90	104
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	384	446
3.125%, 07/27/2026	450	502
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	40	43

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	$100	$105
Natwest Group
5.125%, 05/28/2024	200	222
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	218
New York Life Global Funding
0.950%, 06/24/2025 (A)	30	30
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	50	50
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	248
Principal Life Global Funding II
1.250%, 06/23/2025 (A)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	41
2.150%, 10/26/2020	30	30
1.600%, 04/17/2023	60	62
1.150%, 06/10/2025	40	41
Santander Holdings USA
4.500%, 07/17/2025	10	11
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (A)	110	126
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (A)	95	104
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America 4.900%, 09/15/2044 (A)	150	189
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	51
1.150%, 06/12/2025	30	31
0.750%, 06/12/2023	80	81
Truist Bank
1.500%, 03/10/2025	525	544
UBS
1.750%, 04/21/2022 (A)	200	204
UBS MTN
4.500%, 06/26/2048 (A)	200	286
UBS Group
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.080%, 01/30/2027 (A)	200	202
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	521
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	200	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bancorp
1.450%, 05/12/2025	$70	$73
US Bank
3.150%, 04/26/2021	250	254
Voya Financial
3.125%, 07/15/2024	258	278
WEA Finance
3.750%, 09/17/2024 (A)	200	209
Westpac Banking
2.600%, 11/23/2020	40	40

		23,908

Health Care — 1.5%
Abbott Laboratories
4.900%, 11/30/2046	40	57
4.750%, 11/30/2036	10	14
3.750%, 11/30/2026	43	50
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	30	34
3.350%, 12/01/2024	20	22
2.950%, 12/01/2022	50	53
Cigna
4.375%, 10/15/2028	170	203
4.125%, 11/15/2025	397	459
3.750%, 07/15/2023	64	70
3.400%, 09/17/2021	30	31
3.400%, 03/01/2027	441	494
CVS Health
5.050%, 03/25/2048	60	78
4.300%, 03/25/2028	310	365
4.250%, 04/01/2050	30	36
4.125%, 04/01/2040	10	12
4.100%, 03/25/2025	27	31
3.750%, 04/01/2030	30	35
3.700%, 03/09/2023	78	84
3.625%, 04/01/2027	30	34
3.350%, 03/09/2021	16	16
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	56
Humana
4.500%, 04/01/2025	10	12
Medtronic
3.500%, 03/15/2025	22	25
SSM Health Care
3.688%, 06/01/2023	248	266

		2,547

Industrials — 3.6%
3M
3.700%, 04/15/2050	110	134

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.050%, 04/15/2030	$10	$11
2.375%, 08/26/2029	30	32
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	244	224
Air Lease
3.375%, 07/01/2025	20	20
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	55	48
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	315	256
Canadian National Railway
3.650%, 02/03/2048	151	186
Canadian Pacific Railway
6.125%, 09/15/2115	167	256
Carrier Global
2.700%, 02/15/2031 (A)	20	21
2.242%, 02/15/2025 (A)	120	126
Cintas No. 2
3.700%, 04/01/2027	30	34
2.900%, 04/01/2022	20	21
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	161	150
CSX
3.800%, 04/15/2050	331	399
DAE Funding
5.750%, 11/15/2023 (A)	10	10
Deere
3.750%, 04/15/2050	40	49
3.100%, 04/15/2030	10	11
Delta Air Lines
7.375%, 01/15/2026	60	62
7.000%, 05/01/2025 (A)	190	208
3.625%, 03/15/2022	20	20
3.400%, 04/19/2021	80	80
2.900%, 10/28/2024	30	28
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	170	166
Eaton
4.150%, 11/02/2042	70	88
FedEx
4.950%, 10/17/2048	94	117
4.050%, 02/15/2048	237	266
Ferguson Finance
4.500%, 10/24/2028 (A)	394	449
GFL Environmental
4.250%, 06/01/2025 (A)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Lease Finance
5.875%, 08/15/2022	$50	$54
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	40	42
Norfolk Southern
4.837%, 10/01/2041	200	263
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	497
Republic Services
2.500%, 08/15/2024	20	21
Ryder System MTN
3.875%, 12/01/2023	432	473
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	179	167
TransDigm
8.000%, 12/15/2025 (A)	20	22
6.250%, 03/15/2026 (A)	20	21
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	606	568
United Parcel Service
5.300%, 04/01/2050	66	97
United Rentals North America
3.875%, 02/15/2031	100	103
Verisk Analytics
3.625%, 05/15/2050	202	232
Waste Management
4.150%, 07/15/2049	20	25
3.500%, 05/15/2024	60	66

		6,143

Information Technology — 2.1%
Apple
3.850%, 08/04/2046	156	193
3.200%, 05/13/2025	80	90
2.000%, 11/13/2020	30	30
1.550%, 08/04/2021	50	51
1.125%, 05/11/2025	80	82
Broadcom
4.700%, 04/15/2025	70	80
4.110%, 09/15/2028	237	265
3.150%, 11/15/2025	60	65
2.250%, 11/15/2023	60	62
Diamond 1 Finance
4.420%, 06/15/2021 (A)	122	125
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	74
Lam Research
2.875%, 06/15/2050	92	97
Mastercard
3.850%, 03/26/2050	75	94

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.350%, 03/26/2030	$118	$139
Micron Technology
2.497%, 04/24/2023	30	31
Microsoft
4.100%, 02/06/2037	7	9
3.300%, 02/06/2027	130	149
2.875%, 02/06/2024	60	65
2.700%, 02/12/2025	20	22
2.525%, 06/01/2050	43	45
2.400%, 02/06/2022	70	72
2.400%, 08/08/2026	160	175
1.550%, 08/08/2021	50	50
NVIDIA
3.700%, 04/01/2060	50	58
3.500%, 04/01/2040	70	81
3.500%, 04/01/2050	180	204
2.850%, 04/01/2030	20	22
NXP BV
4.625%, 06/01/2023 (A)	215	236
2.700%, 05/01/2025 (A)	30	32
PayPal Holdings
1.650%, 06/01/2025	30	31
1.350%, 06/01/2023	275	281
Prosus
4.850%, 07/06/2027 (A)	200	231
salesforce.com
3.250%, 04/11/2023	40	43
Texas Instruments
1.750%, 05/04/2030	20	21
Visa
4.300%, 12/14/2045	50	67
3.150%, 12/14/2025	70	79
2.050%, 04/15/2030	20	21

		3,472

Materials — 1.2%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	215
ArcelorMittal
6.125%, 06/01/2025	100	116
4.550%, 03/11/2026	50	55
3.600%, 07/16/2024	80	84
Barrick North America Finance
5.700%, 05/30/2041	60	85
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5
Yr Curr+5.093%, 10/19/2075 (A)	200	239
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	214
Freeport-McMoRan
5.450%, 03/15/2043	60	67
4.625%, 08/01/2030	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.550%, 11/14/2024	$10	$11
Georgia-Pacific
1.750%, 09/30/2025 (A)	246	257
Glencore Funding
4.125%, 05/30/2023 (A)	70	75
4.000%, 03/27/2027 (A)	140	154
Nutrien
1.900%, 05/13/2023	247	255
Southern Copper
5.250%, 11/08/2042	80	102
Vale Overseas
6.875%, 11/21/2036	10	13
WestRock RKT
4.000%, 03/01/2023	10	11

		1,964

Real Estate — 0.7%
Boston Properties
3.850%, 02/01/2023	200	214
Digital Realty Trust
4.750%, 10/01/2025	145	170
3.700%, 08/15/2027	311	355
HCP
4.000%, 06/01/2025	150	169
Healthpeak Properties
3.250%, 07/15/2026	250	280

		1,188

Utilities — 2.7%
Aquarion
4.000%, 08/15/2024 (A)	192	209
Consolidated Edison of New York
3.950%, 04/01/2050	20	24
3.350%, 04/01/2030	20	23
Duke Energy Carolinas
3.950%, 03/15/2048	98	122
Duke Energy Florida
3.200%, 01/15/2027	230	260
Duke Energy Ohio
3.650%, 02/01/2029	50	59
Eversource Energy
3.150%, 01/15/2025	111	122
2.500%, 03/15/2021	305	308
Exelon
5.625%, 06/15/2035	60	81
5.100%, 06/15/2045	328	428
4.700%, 04/15/2050	69	89
FirstEnergy
7.375%, 11/15/2031	270	382
4.850%, 07/15/2047	100	122
3.900%, 07/15/2027	50	55
1.600%, 01/15/2026	20	20

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Interstate Power and Light
2.300%, 06/01/2030	$295	$310
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	335
2.403%, 09/01/2021	227	232
Pacific Gas and Electric
3.300%, 08/01/2040	10	9
2.500%, 02/01/2031	20	19
2.100%, 08/01/2027	20	19
1.750%, 06/16/2022	60	60
Public Service Enterprise Group
2.875%, 06/15/2024	409	441
Southern
3.250%, 07/01/2026	415	466
Virginia Electric & Power
3.150%, 01/15/2026	124	138
Xcel Energy
3.400%, 06/01/2030	188	217

		4,550

Total Corporate Obligations (Cost $63,308) ($ Thousands)		69,368

MORTGAGE-BACKED SECURITIES — 29.4%

Agency Mortgage-Backed Obligations — 22.1%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	515	615
5.500%, 04/01/2030	179	199
5.000%, 06/01/2041 to 03/01/2050	717	795
4.500%, 06/01/2038 to 04/01/2049	726	796
4.000%, 07/01/2037 to 06/01/2048	1,392	1,512
3.500%, 03/01/2043 to 03/01/2050	1,740	1,855
3.000%, 09/01/2036 to 09/01/2049	2,875	3,091
2.500%, 01/01/2050 to 06/01/2050	1,268	1,335
2.000%, 08/01/2050	1,047	1,088
FHLMC CMO, Ser 2012-4057, Cl CS, IO
5.888%, VAR ICE LIBOR USD 1
Month+6.050%, 04/15/2039	10	–
FHLMC CMO, Ser 2014-328, Cl S4, IO
3.162%, 02/15/2038 (D)	42	2
FHLMC CMO, Ser 2014-4415, Cl IO, IO
3.043%, 04/15/2041 (D)	206	13
FHLMC CMO, Ser 2015-4494, Cl AI, IO
3.000%, 11/15/2038 (D)	195	12
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	63	65
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	100	13
FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, Cl A2
3.920%, 09/25/2028 (D)	262	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K087, Cl A2
3.771%, 12/25/2028	$209	$251
FNMA
5.000%, 10/01/2048 to 03/01/2050	596	654
4.500%, 07/01/2033 to 09/01/2057	2,210	2,464
4.000%, 01/01/2037 to 06/01/2057	2,234	2,457
3.500%, 10/01/2037 to 03/01/2057	4,989	5,404
3.160%, 05/01/2029	20	23
3.000%, 12/01/2037 to 06/01/2050	2,359	2,541
2.810%, 04/01/2025	40	43
2.790%, 08/01/2029	100	113
2.500%, 08/01/2035	823	866
2.260%, 04/01/2030	99	108
2.000%, 08/01/2050	185	191
FNMA CMO, Ser 2015-55, Cl IO, IO
2.704%, 08/25/2055 (D)	183	9
FNMA CMO, Ser 2015-56, Cl AS, IO
5.975%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	211	53
FNMA TBA
2.500%, 09/15/2043	300	316
2.000%, 09/14/2169 to 09/17/2169	2,000	2,070
1.500%, 09/17/2169	200	205
FNMA, Ser 2019-M1, Cl A2
3.673%, 09/25/2028 (D)	210	245
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	40	48
FNMA, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	70	80
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	82
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039 (D)	245	254
GNMA
5.000%, 01/20/2049	113	122
4.500%, 01/15/2042 to 02/20/2050	2,228	2,443
4.000%, 08/15/2045 to 04/20/2050	791	866
3.500%, 01/20/2047 to 02/20/2048	402	436
3.000%, 09/15/2042 to 04/20/2048	876	925
GNMA CMBS, Ser 2018-130, Cl A
3.250%, 05/16/2059	69	72
GNMA CMO, Ser 2007-51, Cl SG, IO
6.422%, VAR ICE LIBOR USD 1
Month+6.580%, 08/20/2037	11	2
GNMA CMO, Ser 2012-34, Cl SA, IO
5.892%, VAR ICE LIBOR USD 1
Month+6.050%, 03/20/2042	119	31
GNMA CMO, Ser 2012-43, Cl SN, IO
6.438%, VAR ICE LIBOR USD 1
Month+6.600%, 04/16/2042	97	25

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H27, Cl AI, IO 1.749%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	$79	$4
GNMA CMO, Ser 2014-118, Cl HS, IO 6.042%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2044	208	45
GNMA CMO, Ser 2020-123, Cl NI, IO 2.500%, 08/20/2050	100	14
GNMA CMO, Ser 2020-H09, Cl FL 1.308%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	100	105
GNMA TBA
2.500%, 09/21/2169	300	316
2.000%, 09/21/2169	200	207
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057	344	370
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	454	490
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	198	215
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	265	273

		37,146

Non-Agency Mortgage-Backed Obligations — 7.3%
BANK, Ser 2017-BNK8, Cl XA, IO
0.874%, 11/15/2050 (D)	1,642	71
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(D)	140	132
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	72	65
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	183	203
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	405
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A 1.082%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	468	467
BXP Trust, Ser 2017-CQHP, Cl A 1.012%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (A)	190	183
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1 0.445%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	100	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.698%, 05/25/2035 (A)(D)	$208	$155
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	100	101
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	329	343
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (D)	90	99
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F 2.812%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (A)	190	185
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (D)	210	220
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(D)	184	186
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (A)	100	98
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(D)	496	514
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(D)	152	156
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2 1.875%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (A)	250	244
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3 4.825%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	240	249
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2 4.425%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	36	37
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2 3.175%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	207	208
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2 2.525%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	199	196
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	94	63
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	142	142

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	$206	$208
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	207
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	354	359
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	190	182
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	190	180
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
3.000%, 08/25/2050 (A)(D)	397	409
Impac CMB Trust, Ser 2005-4, Cl 1M1 0.820%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	45	43
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3 1.275%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	173	160
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
1.038%, 10/15/2050 (D)	1,456	69
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	159	164
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	421	430
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F 4.510%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/2035 (A)	250	184
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F 3.012%, VAR ICE LIBOR USD 1 Month+2.850%, 12/15/2036 (A)	270	226
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	141	132
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(D)	81	82
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(D)	45	46
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(D)	16	17
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(D)	82	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(D)	$16	$16
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	430	449
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.289%, 07/15/2050 (D)	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	308
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.461%, 12/12/2049 (D)	22	13
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A 1.562%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	140	134
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(D)	110	108
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036 (A)	110	109
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(D)	203	207
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	156	162
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A 1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (A)	85	84
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(D)	186	187
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(D)	55	56
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(D)	77	77
Sequoia Mortgage Trust, Ser 2020-1, Cl A4
3.500%, 02/25/2050 (A)(D)	168	170
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	586	603
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	532	622
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A 0.635%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	214	211
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (D)	270	295

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(D)	$359	$365
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	4	4

		12,286

Total Mortgage-Backed Securities (Cost $48,027) ($ Thousands)		49,432

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bills
0.180%, 10/15/2020 (B)	740	740
0.166%, 10/08/2020 (B)	150	150
0.155%, 10/22/2020 (B)	1,200	1,200
0.102%, 01/05/2021 (B)	170	170
0.100%, 12/03/2020 (B)	770	770
0.097%, 12/08/2020 (B)	170	170
U.S. Treasury Bond STRIPS
2.320%, 05/15/2049 (B)	410	265
U.S. Treasury Bonds
3.750%, 11/15/2043	950	1,408
3.500%, 02/15/2039	1,024	1,435
3.125%, 05/15/2048	620	862
3.000%, 02/15/2048	341	463
3.000%, 08/15/2048	641	873
2.875%, 08/15/2045	70	92
2.750%, 08/15/2047	970	1,258
2.500%, 05/15/2046	644	794
2.000%, 02/15/2050	330	374
1.375%, 08/15/2050	1,787	1,753
1.250%, 05/15/2050	1,090	1,036
1.125%, 05/15/2040	926	912
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	155	237
2.125%, 02/15/2041	71	109
1.750%, 01/15/2028	148	181
1.375%, 02/15/2044	398	564
1.000%, 02/15/2046	174	234
1.000%, 02/15/2048	220	306
1.000%, 02/15/2049	1,137	1,599
0.750%, 02/15/2042	46	57
0.750%, 02/15/2045	88	111
0.125%, 10/15/2024	1,636	1,752
0.125%, 01/15/2030	391	437
U.S. Treasury Notes
0.625%, 05/15/2030	623	619
0.500%, 06/30/2027	810	812
0.500%, 08/31/2027	650	651
0.250%, 05/31/2025	40	40

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.250%, 06/30/2025	$250	$250
0.250%, 07/31/2025	1,061	1,060

Total U.S. Treasury Obligations (Cost $21,287) ($ Thousands)		23,744

ASSET-BACKED SECURITIES — 8.2%

Automotive — 1.3%
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (A)	100	105
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	367	373
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	400	422
Ford Credit Floorplan Master Owner Trust,
Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	605
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	169
World Omni Auto Receivables Trust, Ser 2020-A, Cl A3
1.700%, 01/17/2023	463	473

		2,147

Mortgage Related Securities — 0.4%
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4 0.315%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	208	198
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1 1.030%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	241
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1 1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	203	194
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	100	102

		735

Other Asset-Backed Securities — 6.5%
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (A)	140	121

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	$510	$77
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (A)	106	106
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (A)	168	171
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (A)	186	189
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1 1.675%, VAR ICE LIBOR USD 1
Month+1.500%, 10/25/2037 (A)	120	118
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	247	254
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
1.495%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	220	220
Domino’s Pizza Master Issuer, Ser 2019-1A, Cl A2
3.668%, 10/25/2049 (A)	79	83
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.335%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	189	182
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 09/17/2025 (A)	220	221
GMF Floorplan Owner Revolving Trust, Ser 2018-4, Cl A1
3.500%, 09/15/2023 (A)	255	263
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.105%, VAR ICE LIBOR USD 1 Month+0.930%, 07/25/2035	332	325
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (A)	180	186
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (A)	354	357
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (A)	377	384
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (A)	347	353
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	408	420
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (A)	353	361

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2006-RZ3, Cl M1 0.525%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	$470	$450
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (A)	170	173
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (A)	100	103
Sofi Professional Loan Program Trust, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (A)	180	189
Sofi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	313	316
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (A)	159	161
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (A)	327	331
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.895%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	216	208
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.385%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	257	240
Tricon American Homes, Ser 2020-SFR1, Cl A
1.499%, 07/17/2038 (A)	260	260
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	68	74
U.S. Small Business Administration, Ser 2011- 20H, Cl 1
3.290%, 08/01/2031	142	153
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	585	628
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	531	569
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	147	160
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	244	258
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	261	282
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	406	445

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	$257	$284
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	29	30
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	29	31
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/2043 (A)	253	261
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	119	121
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (A)	51	51
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	285	292
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	243
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	150	159

		10,863

Total Asset-Backed Securities (Cost $13,497) ($ Thousands)		13,745

LOAN PARTICIPATIONS — 2.4%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-4 Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 11/19/2026	101	97
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.406%, VAR LIBOR+4.250%, 07/10/2026	69	68
American Airlines Inc, Term Loan B, 1st Lien
2.156%, VAR LIBOR+2.000%, 04/28/2023	79	62
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
2.162%, VAR LIBOR+2.000%, 12/15/2023 (E)	10	8
APi Group, Term Loan B, 1st Lien
2.656%, 10/01/2026	100	98
Aramark Services, B4 Cov-Lite, 1st Lien
1.911%, VAR LIBOR+1.750%, 01/15/2027	15	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 08/04/2022	$45	$44
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 11/03/2024	49	48
athenahealth, Inc., Term B Loan, 1st Lien
4.818%, VAR LIBOR+4.500%, 02/11/2026	129	128
Atlantic Aviation FBO Inc., Term Loan, 1st Lien
3.920%, VAR LIBOR+3.750%, 12/06/2025	10	10
Berry Plastics, Term Loan, 1st Lien
2.155%, 10/01/2022	40	39
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
2.164%, 01/27/2024 (D)	10	10
Brightview Landscapes, LLC, Initial Term Loan (2018), 1st Lien
2.688%, VAR LIBOR+2.500%, 08/15/2025	20	19
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.906%, VAR LIBOR+2.750%, 12/23/2024	47	44
Caesars Resort Collection, LLC, 1st Lien
4.772%, 07/21/2025	17	16
4.703%, 07/21/2025	33	32
Change Healthcare Holdings, 1st Lien
3.500%, 03/01/2024	5	5
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/2024	113	111
Charter Communications, Term Loan, 1st Lien
1.910%, 04/30/2025	97	95
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.906%, VAR LIBOR+2.750%, 02/27/2026	30	30
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.658%, VAR LIBOR+2.500%, 04/15/2027	10	10

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.156%, VAR LIBOR+4.000%, 10/16/2026	$100	$98
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
4.750%, 04/09/2027	80	80
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.750%, VAR LIBOR+2.000%, 09/19/2025 (E)	67	66
Delta Air Lines, Inc., Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 04/29/2023	80	80
Edelman Financial Center, Term Loan B, 1st Lien
3.170%, VAR LIBOR+3.000%, 07/21/2025	30	29
Elanco Animal Health Inc. ,Term Loan 1st Lien
1.906%, 08/01/2027 (E)	70	69
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.656%, VAR LIBOR+2.500%, 11/18/2024	28	27
Eyecare Partners, LLC, Term Loan, 1st Lien
4.822%, 02/18/2027	24	23
First Eagles Holdings, Inc., Term Loan
2.808%, 02/01/2027	20	19
Focus Financial Partners, LLC, Term Loan 1st Lien
2.156%, 07/03/2024	50	48
Fortress Investment, Term Loan B, Cov-Lite, 1st Lien
2.156%, 12/27/2022 (D)	10	10
Four Seasons Holdings, Inc., 1st Lien
2.156%, 11/30/2023 (E)	29	28
Froneri International Limited, Facility B2, 1st Lien
2.406%, VAR LIBOR+2.250%, 01/29/2027	40	38
Garda World Security Corporation, Initial Term Loan, 1st Lien
4.930%, VAR LIBOR+4.750%, 10/30/2026	14	14
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.308%, VAR LIBOR+2.000%, 12/30/2026	100	98
GFL Environmental, Incremental Term Loan, 1st Lien
4.000%, 05/30/2025	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/28/2022	$68	$67
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
1.906%, 02/15/2024 (D)(E)	10	10
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
3.250%, VAR LIBOR+0.070%, 10/04/2023 (E)	16	15
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.113%, VAR LIBOR+2.000%, 11/15/2027	100	97
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.925%, VAR LIBOR+1.750%, 06/22/2026	112	108
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 05/01/2026	26	24
Intrawest, Term Loan B-1, 2nd Lien
2.906%, VAR LIBOR+2.750%, 07/31/2024 (E)	39	38
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022 (E)	90	89
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 01/31/2025	59	58
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 03/01/2027	65	63
LifePoint Health, Term Loan, 1st Lien
3.906%, 11/16/2025 (D)	98	96
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.656%, VAR LIBOR+2.500%, 06/21/2024	1	1
McAfee, LLC, USD Term Loan B, 1st Lien
3.906%, 09/30/2024	89	88
Michaels Stores, Inc., 2018 New
Replacement Term B Loan, 1st Lien
3.568%, 01/30/2023 (D)	8	8
3.558%, 01/30/2023 (D)	20	19
3.500%, 01/30/2023 (D)	1	1

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	$77	$76
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.906%, VAR LIBOR+2.750%, 09/18/2026	116	114
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
4.438%, VAR LIBOR+3.688%, 01/31/2026	39	39
Option Care Health, Inc., Term B Loan, 1st Lien
4.656%, VAR LIBOR+4.500%, 08/06/2026 (E)	40	40
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
3.659%, VAR LIBOR+3.500%, 04/30/2026	50	49
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
3.250%, 08/19/2022 (D)	—	—
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.656%, VAR LIBOR+2.500%, 05/29/2026	35	34
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien 3.412%, VAR LIBOR+3.250%,
03/05/2026	59	58
Prime Security Services Borrower, LLC, 2019 Refinancing Term B-1 Loan, 1st Lien
3.405%, VAR LIBOR+3.250%, 09/23/2026	36	36
Prime Security Services, 1st Lien
4.250%, 09/23/2026	67	67
Realogy Group, 1st Lien
3.000%, 02/08/2025 (D)	10	10
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 02/04/2027	55	54
Reynolds Group Holdings Inc., Incremental
U.S. Term Loan, 1st Lien
2.906%, VAR LIBOR+2.750%, 02/05/2023 (E)	—	—
RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien
1.906%, VAR LIBOR+1.750%, 02/11/2027	90	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Scientific Games International Inc., Term Loan B-5, 1st Lien
3.058%, 08/14/2024	$—	$—
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.612%, VAR LIBOR+2.750%, 08/14/2024	42	39
2.906%, VAR LIBOR+2.750%, 08/14/2024	10	10
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.656%, VAR LIBOR+2.500%, 06/21/2024	9	9
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	100	99
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/2027	10	9
Terrier Media Bu, Term Loan, 1st Lien
4.406%, VAR LIBOR+4.250%, 12/17/2026	40	39
TKC Holdings, 1st Lien
4.750%, 02/01/2023	—	—
TKC Holdings, Inc. Term Loan B, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/2023	20	18
T-Mobile USA, Inc., Assignment, 1st Lien
3.156%, VAR LIBOR+3.000%, 04/01/2027 (E)	70	70
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 11/16/2026	26	25
UFC Holdings, LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	59	58
Univision Communications Inc., 1st Lien
4.750%, 03/15/2026	58	57
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.906%, 06/27/2023 (D)	30	29
3.072%, 09/13/2026	30	28
VFH Parent LLC, Initial Term Loan, 1st Lien
3.164%, VAR LIBOR+3.000%, 03/01/2026	88	87
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.933%, VAR LIBOR+1.750%, 12/20/2024	100	96

26	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
2.662%, VAR LIBOR+2.500%, 01/31/2028	$105	$102
Western Digital Corporation, U.S. Term B-4 Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 04/29/2023	20	20
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.662%, VAR LIBOR+2.500%, 04/30/2028	80	78

Total Loan Participations (Cost $4,141) ($ Thousands)		4,044

SOVEREIGN DEBT — 2.3%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	200	207
Argentine Republic Government International Bond
6.875%, 01/11/2048	140	60
5.625%, 01/26/2022	210	100
5.250%, 03/31/2029	20	9
Brazilian Government International Bond
5.625%, 01/07/2041	120	135
4.625%, 01/13/2028	290	320
Colombia Government International Bond
5.625%, 02/26/2044	200	254
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	207
Indonesia Government International Bond
4.350%, 01/11/2048	600	711
Mexico Government International Bond
4.600%, 02/10/2048	230	253
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	200	198
Peruvian Government International Bond
6.550%, 03/14/2037	10	16
5.625%, 11/18/2050	300	496
Poland Government International Bond
4.000%, 01/22/2024	110	123
Provincia de Buenos Aires
6.500%, 02/15/2023 (A)	200	91
Qatar Government International Bond
4.400%, 04/16/2050 (A)	240	311
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Uruguay Government International Bond
4.375%, 01/23/2031	$200	$239

Total Sovereign Debt (Cost $3,708) ($ Thousands)		3,922

MUNICIPAL BONDS — 1.0%

California — 0.3%
California State, Build America, GO
7.500%, 04/01/2034	280	468

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	102

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	509

Michigan — 0.1%
Michigan State, Finance Authority, RB Callable 03/01/2023 @ 100
2.366%, 09/01/2049 (F)	220	218

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB
Callable 11/15/2049 @ 100 3.229%, 05/15/2050	70	82

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	349

Total Municipal Bonds (Cost $1,496) ($ Thousands)		1,728

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLB
0.190%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	180	180

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB DN
0.090%, 10/21/2020 (B)	$140	$140
0.090%, 11/04/2020 (B)	140	140

Total U.S. Government Agency Obligations (Cost $460) ($ Thousands)		460

	Shares

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	5,534,913	5,535

Total Cash Equivalent (Cost $5,535) ($ Thousands)		5,535

Total Investments in Securities — 102.2% (Cost $161,459) ($ Thousands)		$171,978

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION*(G) — 0.0%

Total Purchased Option (Cost $2) ($ Thousands)	15	$1

WRITTEN OPTION*(G) — 0.0%

Total Written Option (Premiums Received $2) ($ Thousands)	(5)	$(1)

A list of the open options held by the Fund at August 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%

Call Options
October 2020, U.S. 10-Year Future Option to Future*	15	$2	$140.50	9/19/2020	$1

Total Purchased Option		$2			$1

WRITTEN OPTION — 0.0%
Call Options
October 2020, U.S. 10-Year Future Option to Future*	(5)	$2	139.50	09/19/20	$(1)

Total Written Option		$2			$(1)

† Represents Cost

28	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(33)	Mar-2021	$(8,212)	$(8,234)	$(22)
U.S. 10-Year Treasury Note	19	Sep-2020	2,637	2,649	12
U.S. 10-Year Treasury Note	(19)	Sep-2020	(2,636)	(2,649)	(13)
U.S. 10-Year Treasury Note	(4)	Dec-2020	(558)	(557)	1
U.S. 2-Year Treasury Note	(2)	Jan-2021	(442)	(442)	—
U.S. 5-Year Treasury Note	2	Oct-2020	249	252	3
U.S. 5-Year Treasury Note	(2)	Oct-2020	(251)	(252)	(1)
U.S. 5-Year Treasury Note	(8)	Jan-2021	(1,008)	(1,008)	—
U.S. Long Treasury Bond	10	Dec-2020	1,776	1,757	(19)
U.S. Ultra Long Treasury Bond	13	Dec-2020	2,922	2,872	(50)

			$(5,523)	$(5,612)	$(89)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/16/20	USD	135	ZAR	2,370	$4
Citigroup	10/16/20	USD	175	AUD	254	12
Citigroup	10/16/20	USD	510	GBP	409	37
Citigroup	10/16/20	USD	732	BRL	3,940	(14)
Citigroup	10/16/20	USD	810	RUB	58,693	(20)
Citigroup	10/16/20	USD	1,073	IDR	15,760,196	6
Citigroup	10/16/20	USD	2,115	EUR	1,815	57
Citigroup	10/16/20	USD	2,177	CAD	2,954	91
Citigroup	10/16/20	EUR	2,529	USD	2,860	(168)

						$5

A list of open centrally cleared swap agreements held by the Fund at August 31, 2020, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA IG.34	Sell	1.00%	Quarterly	06/20/2025	(10,620)	$175	$(56)	$231
CDX.NA IG.34	Sell	1.00%	Quarterly	06/20/2025	(1,521)	82	(67)	149

						$257	$(123)	$380

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	USD-LIBOR-BBA	Semi-Annually	06/15/2022	USD	3,217	$(2)	$—	$(2)
0.38%	USD-LIBOR-BBA	Semi-Annually	08/31/2024	USD	2,466	11	1	10
0.70%	USD-LIBOR-BBA	Semi-Annually	03/23/2025	USD	664	12	–	12
0.77%	USD-LIBOR-BBA	Semi-Annually	03/24/2027	USD	2,170	45	16	29
USD FEDL01	0.26%	Annually	05/15/2027	USD	2,717	–	(9)	9

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Catholic Values Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.85%	3-MONTH USD -LIBOR	Quarterly	11/15/2044	USD	669	$(117)	$1	$(118)
0.56%	USD-SOFR	Annually	07/20/2045	USD	800	46	6	40
USD-SOFR	0.74%	Annually	08/19/2045	USD	310	5	—	5
3-MONTH USD -LIBOR	0.80%	Quarterly	11/15/2045	USD	177	11	1	10
0.90%	USD-LIBOR-BBA	Quarterly	03/17/2050	USD	311	15	—	15
0.7917%	USD-LIBOR-BBA	Quarterly	03/18/2050	USD	159	12	—	12
USD-LIBOR-BBA	.81801%	Quarterly	03/19/2050	USD	157	11	—	11
0.885%	USD-LIBOR-BBA	Quarterly	07/13/2050	USD	151	8	—	8

						$57	$16	$41

Percentages are based on Net Assets of $168,321 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2020.

†	Investment in Affiliated Security (see Note 5).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $27,839 ($ Thousands), representing 16.5% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Perpetual security.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Unsettled bank loan. Interest rate may not be available.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

SOFR— Secured Overnight Financing Rate

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

30	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

The following is a list of the inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	—	69,368	—	69,368
Mortgage-Backed Securities	—	49,432	—	49,432
U.S. Treasury Obligations	—	23,744	—	23,744
Asset-Backed Securities	—	13,745	—	13,745
Loan Participations	—	4,044	—	4,044
Sovereign Debt	—	3,922	—	3,922
Municipal Bonds	—	1,728	—	1,728
U.S. Government Agency Obligations	—	460	—	460
Cash Equivalent	5,535	—	—	5,535

Total Investments in Securities	5,535	166,443	—	171,978

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1	—	—	1
Written Options	(1)	—	—	(1)
Futures Contracts*
Unrealized Appreciation	16	—	—	16
Unrealized Depreciation	(105)	—	—	(105)
Forwards Contracts*
Unrealized Appreciation	—	207	—	207
Unrealized Depreciation	—	(202)	—	(202)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	380	—	380
Interest Rate Swaps*
Unrealized Appreciation	—	161	—	161
Unrealized Depreciation	—	(120)	—	(120)

Total Other Financial Instruments	(89)	426	—	337

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value at 2/29/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,584	$42,695	$(42,744)	$—	$—	$5,535	5,534,913	$4	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	31

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

August 31, 2020

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$276,280		$166,443
Affiliated Investments, at Value ††	2,962		5,535
Cash	1,413		130
Cash Collateral on Futures	221		63
Cash Collateral on Swap Contracts	—		511
Foreign Currency, at Value †††	255		42
Receivable for Investment Securities Sold	83		661
Dividends and Interest Receivable	364		903
Unrealized Appreciation on Forward Foreign Currency Contracts	—		207
Options Purchased, at Value ††††	—		1
Foreign Tax Reclaim Receivable	22		—
Receivable for Variation Margin on Futures Contracts	—		46
Receivable for Variation Margin on Swap Contracts	—		15
Prepaid Expenses	30		20
Total Assets	281,630		174,577
Liabilities:
Payable for Investment Securities Purchased	—		5,892
Payable for Fund Shares Redeemed	6		8
Options Written, at Value #	—		1
Payable for Variation Margin on Futures Contracts	8		4
Payable for Variation Margin on Swap Contracts	—		37
Administration Fees Payable	63		22
Shareholder Servicing Fees Payable, Class F	20		9
Unrealized Depreciation on Forward Foreign Currency Contracts	—		202
Trustees Fees Payable	1		1
Chief Compliance Officer Fees Payable	1		1
Investment Advisory Fees Payable	97		43
Accrued Expense Payable	28		36
Total Liabilities	224		6,256
Net Assets	$281,406		$168,321
† Cost of Investments	$208,410		$155,924
†† Cost of Affiliated Investments	2,962		5,535
††† Cost of Foreign Currency	252		38
†††† Cost of Purchased Options	—		2
# Premiums Received on Written Options	—		2
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$209,464		$155,601
Total Distributable Earnings	71,942		12,720
Net Assets	$281,406		$168,321
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.34		$10.86
	($256,113,500	÷	($112,201,561	÷
	19,205,217 shares	)	10,327,983 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.31		$10.87
	($25,292,544	÷	($56,119,655	÷
	1,899,896 shares	)	5,162,040 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six-month period ended August 31, 2020

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$2,509	$—
Income from Affiliated Registered Investment Company(1)	3	4
Interest Income	2	2,299
Less: Foreign Taxes Withheld	(96)	—
Total Investment Income	2,418	2,303
Expenses:
Investment Advisory Fees	731	290
Administration Fees	366	166
Shareholder Servicing Fees, Class F Shares	277	137
Professional Fees	28	19
Registration Fees	24	15
Printing Fees	14	10
Custodian/Wire Agent Fees	10	18
Pricing Fees	10	48
Trustees’ Fees	3	2
Chief Compliance Officer Fees	1	—
Other Expenses	15	10
Total Expenses	1,479	715
Less:
Waiver of Investment Advisory Fees	(223)	(41)
Waiver of Shareholder Servicing Fees, Class F Shares	(166)	(82)
Waiver of Administration Fees	(50)	(29)
Net Expenses	1,040	563
Net Investment Income	1,378	1,740
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(1,496)	3,549
Futures Contracts	22	455
Forward Foreign Currency Contracts	4	(710)
Foreign Currency Transactions	(3)	13
Purchased and Written Options	—	42
Swap Contracts	—	(1,134)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	35,147	372
Futures Contracts	796	(152)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5	379
Purchased and Written Options	—	17
Swap Contracts	—	1,192
Net Increase in Net Assets Resulting from Operations	$35,853	$5,763

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	33

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended August 31, 2020 (Unaudited) and the year ended February 29, 2020

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

	8/31/2020	2/29/2020	8/31/2020	2/29/2020
Operations:
Net Investment Income	$1,378	$3,263	$1,740	$3,901
Net Realized Gain (Loss) on Investments, Futures Contracts, Options and Swap Contracts	(1,474)	11,017	2,912	2,660
Net Realized Gain (Loss) on Foreign Currency Transactions and Forward Foreign Currency Contracts	1	(9)	(697)	169
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options and Swap Contracts	35,943	(6,159)	1,429	10,182
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5	—	379	(385)
Net Increase in Net Assets Resulting from Operations	35,853	8,112	5,763	16,527
Distributions:
Class F	—	(9,268)	(1,124)	(3,891)
Class Y	—	(1,641)	(602)	(1,488)
Total Distributions	—	(10,909)	(1,726)	(5,379)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	9,505	13,498	2,846	14,313
Reinvestment of Dividends & Distributions	—	9,259	1,115	3,874
Cost of Shares Redeemed	(4,973)	(29,851)	(10,352)	(17,916)
Net Increase (Decrease) in Net Assets from Class F Transactions	4,532	(7,094)	(6,391)	271
Class Y:
Proceeds from Shares Issued	816	7,293	474	20,069
Reinvestment of Dividends & Distributions	—	1,642	600	1,484
Cost of Shares Redeemed	(747)	(22,848)	(5,168)	(1,604)
Net Increase (Decrease) in Net Assets from Class Y Transactions	69	(13,913)	(4,094)	19,949
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	4,601	(21,007)	(10,485)	20,220
Net Increase (Decrease) in Net Assets	40,454	(23,804)	(6,448)	31,368
Net Assets:
Beginning of Period	240,952	264,756	174,769	143,401
End of Period	$281,406	$240,952	$168,321	$174,769
Capital Share Transactions:
Class F:
Shares Issued	977	1,081	267	1,402
Shares Issued in Lieu of Dividends & Distributions	—	729	105	377
Shares Redeemed	(460)	(2,368)	(1,030)	(1,749)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	517	(558)	(658)	30
Capital Share Transactions:
Class Y:
Shares Issued	81	585	45	1,953
Shares Issued in Lieu of Dividends & Distributions	—	130	57	144
Shares Redeemed	(66)	(1,790)	(506)	(158)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	15	(1,075)	(404)	1,939

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2020 (Unaudited) and the year or period ended February 28, or February 29, For a share outstanding throughout the year or period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2020@	$11.71	$0.07	$1.56	$1.63	$—	$—	$—	$13.34	13.92%	$256,113	0.86%	1.24%	1.12%	26%
2020	11.93	0.15	0.14	0.29	(0.15)	(0.36)	(0.51)	11.71	2.09	218,926	0.86	1.24	1.19	34
2019	12.53	0.15	(0.13)	0.02	(0.15)	(0.47)	(0.62)	11.93	0.62	229,548	0.82	1.24	1.26	49
2018	10.61	0.11	1.90	2.01	(0.09)	—	(0.09)	12.53	18.93	225,146	0.86	1.24	0.94	56
2017	8.57	0.09	2.05	2.14	(0.10)	—	(0.10)	10.61	25.03	185,908	0.86	1.25	0.88	63
2016(2)	10.00	0.08	(1.44)	(1.36)	(0.07)	—	(0.07)	8.57	(13.66)	142,564	0.86	1.32	0.96	84
Class Y
2020@	$11.69	$0.07	$1.55	$1.62	$—	$—	$—	$13.31	13.86%	$25,293	0.76%	0.99%	1.23%	26%
2020	11.90	0.16	0.15	0.31	(0.16)	(0.36)	(0.52)	11.69	2.28	22,026	0.76	0.99	1.31	34
2019	12.51	0.16	(0.13)	0.03	(0.17)	(0.47)	(0.64)	11.90	0.71	35,207	0.76	0.99	1.31	49
2018	10.60	0.12	1.90	2.02	(0.11)	—	(0.11)	12.51	19.05	34,541	0.76	0.99	1.06	56
2017	8.56	0.10	2.06	2.16	(0.12)	—	(0.12)	10.60	25.28	11,516	0.76	1.00	0.98	63
2016(3)	10.04	0.07	(1.47)	(1.40)	(0.08)	—	(0.08)	8.56	(14.05)	9,308	0.76	1.07	1.01	84
Catholic Values Fixed Income Fund
Class F
2020@	$10.56	$0.10	$0.31	$0.41	$(0.11)	$—	$(0.11)	$10.86	3.90%	$112,201	0.71%	0.95%	2.07%	59%
2020	9.83	0.25	0.84	1.09	(0.28)	(0.08)	(0.36)	10.56	11.28	115,971	0.71	0.95	2.54	128
2019	9.79	0.25	0.07	0.32	(0.28)	—	(0.28)	9.83	3.29	107,715	0.67	0.96	2.66	159
2018	9.93	0.20	(0.11)	0.09	(0.23)	—	(0.23)	9.79	0.87	116,124	0.71	0.96	2.06	194
2017	9.89	0.19	0.11	0.30	(0.23)	(0.03)	(0.26)	9.93	3.11	111,465	0.71	1.04	1.87	124
2016(2)	10.00	0.14	(0.09)	0.05	(0.16)	—	(0.16)	9.89	0.54	86,406	0.71	1.09	1.77	216
Class Y
2020@	$10.56	$0.12	$0.30	$0.42	$(0.11)	$—	$(0.11)	$10.87	4.05%	$56,120	0.61%	0.70%	2.17%	59%
2020	9.84	0.27	0.82	1.09	(0.29)	(0.08)	(0.37)	10.56	11.28	58,798	0.61	0.70	2.62	128
2019	9.81	0.26	0.06	0.32	(0.29)	—	(0.29)	9.84	3.29	35,686	0.61	0.71	2.72	159
2018	9.94	0.23	(0.12)	0.11	(0.24)	—	(0.24)	9.81	1.07	35,191	0.61	0.74	2.35	194
2017	9.89	0.20	0.15	0.35	(0.24)	(0.03)	(0.27)	9.94	3.32	1,170	0.61	0.79	1.97	124
2016(3)	9.95	0.14	(0.04)	0.10	(0.16)	—	(0.16)	9.89	1.00	1,185	0.61	0.84	1.97	216

@	For the six-month period ended August 31, 2020. All ratios for the period have been annualized.

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

(3)	Commenced operations on May 31, 2015. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2020

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be

36	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“Centrally Cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, notifies the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2020

its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2020, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

38	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2020, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2020

indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2020.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2020, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2020, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments

40	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

(i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2020, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2020

can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2020, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

42	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2020, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of

$12.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$256,751	$256,751
Maximum potential amount of future payments	—	—	—	12,140,550	12,140,550
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$10,620,000	$—	$10,620,000
> than 100	—	—	—	1,520,550	—	1,520,550
Total	$—	$—	$—	$12,140,550	$—	$12,140,550

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2020

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2020 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:
Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$16*	Net Assets — Unrealized depreciation on futures contracts	$105*
	Net Assets — Unrealized appreciation on swap contracts	161†	Net Assets — Unrealized depreciation on swap contracts	120†
	Options purchased, at value	1	Options written, at value	1
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	207	Unrealized loss on forward foreign currency contracts	202
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	380†	Net Assets — Unrealized depreciation on swap contracts	—†

Total Derivatives not accounted for as hedging instruments		$765		$428

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2020.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$ 22	$ —	$—	$ 22
Foreign Exchange Contracts	—	—	4	—	4
Total	$ —	$ 22	$ 4	$—	$ 26
Fixed Income Fund
Interest Rates	$ 42	$455	$—	$(1,026)	$(529)
Foreign exchange contracts	—	—	(710)	—	(710)
Credit contracts	—	—	—	(108)	(108)
Total	$ 42	$455	$(710)	$(1,134)	$(1,347)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$796	$—	$ —	$796
Total	$—	$796	$—	$ —	$ 796
Fixed Income Fund
Interest Rates	$ 17	$(152)	$—	$ 795	$ 660
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	397	397
Total	$ 17	$(152)	$—	$1,192	$1,057

44	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

The following table discloses the volume of the Fund’s futures contracts, forward foreign currency contracts and swap activity during the period ended August 31, 2020

($ Thousands):

	Equity Fund	Fixed Income Fund

Futures Contracts:

Equity Contracts

Average Notional Balance Long	$ 1,410	$ –

Ending Notional Balance Long	2,821	–

Interest Contracts

Average Notional Balance Long	–	3,792

Average Notional Balance Short	–	6,553

Ending Notional Balance Long	–	7,584

Ending Notional Balance Short	–	13,106

Forward Foreign Currency

Contracts:

Average Notional Balance Long	–	10,365

Average Notional Balance Short	–	10,281

Ending Notional Balance Long	–	10,759

Ending Notional Balance Short	–	10,755

Swaps:

Credit Contracts

Average Notional Balance Short	–	12,154

Ending Notional Balance Short	–	12,141

Interest Contracts

Average Notional Balance	–	6,984

Ending Notional Balance	–	13,968

Options:

Interest

Average Notional Balance Long†	–	1

Average Notional Balance Short†	–	1

Ending Notional Balance Long†	–	2

Ending Notional Balance Short†	–	2

† Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation

Equity Fund

Class F	0.60%	0.25%	0.86%

Class Y	0.60%	0.00%	0.76%

Fixed Income Fund

Class F	0.35%	0.25%	0.71%

Class Y	0.35%	0.00%	0.61%

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2020

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2020, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Equity Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Copeland Capital Management, LLC

EARNEST Partners, LLC

Fred Alger Management, Inc

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Fixed Income Fund

Income Research & Management

Western Asset Management Company

Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to the Fund’s Schedule of Investments for details regarding transactions with affiliates for the period ended August 31, 2020, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2020 and for the year then ended, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended August 31, 2020, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund

Purchases	$—	$68,957	$68,957
Sales	—	62,387	62,387

Fixed Income Fund

Purchases	69,477	23,583	93,060
Sales	96,457	8,279	104,736

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and

46	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in publicly traded partnerships, investments in PFICs, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and investments in swaps and distribution reclassification.

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Equity Fund
2020	$3,242	$7,667	$10,909
2019	4,437	8,251	12,688
Fixed Income Fund
2020	5,379	$—	$5,379
2019	4,367	—	4,367

As of February 29, 2020, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Equity Fund	$1,257	$3,428	$—	$—	$—	$31,429	$(25)	$36,089
Fixed Income Fund	1,318	844	—	—	—	9,290	(2,769)	8,683

During the fiscal year ended February 29, 2020, Fixed Income Fund utilized $1,406 in capital loss carryforward to offset capital gains.

Other temporary differences primarily consist of straddle loss deferral and deferred start-up costs.

For Federal income tax purposes, the cost of securities owned at August 31, 2020, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, PFIC MTM, and MLP basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2020, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund Fund	$211,372	$80,746	$(12,876)	$67,870
Fixed Income Fund Fund	161,459	11,913	(1,394)	10,519

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2020

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund’s use of swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond

48	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

August 31, 2020

respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund’s investment strategy depends both on SIMC’s selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers’ success or failure in implementing the Fund’s investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government

50	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2020, SPTC held of record the following:

Equity Fund

Class F	99.16%

Class Y	54.07%

Fixed Income Fund

Class F	98.16%

Class Y	74.39%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time. Various financial industry groups have begun planning for that transition, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a fund’s performance or NAV.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2020.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	51

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2020

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2020 through August 31, 2020).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,139.20	0.86%	$4.62
Class Y	1,000.00	1,138.60	0.76	4.09
Hypothetical 5% Return
Class F	$1,000.00	$1,020.81	0.86%	$4.37
Class Y	1,000.00	1,021.32	0.76	3.86

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,039.00	0.71%	$3.64
Class Y	1,000.00	1,040.50	0.61	3.13
Hypothetical 5% Return
Class F	$1,000.00	$1,021.57	0.71%	$3.61
Class Y	1,000.00	1,022.07	0.61	3.10

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

52	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

REVIEW OF THE LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

August 31, 2020

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 24, 2020, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	53

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

54	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

At the March 23-25, 2020 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the course of the Trust’s fiscal year on June 22-24, 2020. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020	55

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

56	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2020

SEI CATHOLIC VALUES TRUST / SEMI-ANNUAL REPORT / AUGUST 31, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-199 (8/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Catholic Values Equity Fund and the Catholic Values Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustee (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 6, 2020

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: November 6, 2020